Retirement Plan (Details Textual)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Retirement Plan [Line Items]
Description of Postemployment Benefits	The Company provides a 401(k) Profit Sharing Plan (“401(k) Plan”) for elective deferrals whereby participants can defer up to 85% of their wages not to exceed a maximum dollar amount determined by the Federal Government each year.	The Company provides a 401(k) Profit Sharing Plan for elective deferrals whereby participants can defer up to 100% of their wages not to exceed a maximum dollar amount determined by the Federal Government each year.